Organization and Business Operations (Details)			3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 01, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 ₩ / shares	Sep. 20, 2022 USD ($)	Mar. 21, 2022 USD ($)	Dec. 31, 2020 $ / shares shares
Organization and Business Operations (Details) [Line Items]
Gross proceeds from Initial public offering	$ 2,012,500			$ 0	$ 56,350,000	$ 56,350,000
Share price (in Dollars per share) | $ / shares		$ 10		$ 9.98		$ 9.74
Proceeds from private placement				$ 0	$ 2,500,000	$ 2,500,000
Amount held in trust accounts		$ 7,500,000
Payment of underwriting discount		150,000
Transaction costs		1,594,485
Underwriting discount		1,150,000
Other offering costs		444,485	$ 444,485			444,485
Cash held in outside trust account		$ 975,465
Net tangible assets						5,000,001
Dissolution expenses						50,000
Amount in operating bank account				75,974		329,192
Working capital				1,629,184		125,317					$ 300,000
Accrued delaware franchise tax				320,483
Offering costs				25,000		25,000
Unsecured promissory note				$ 80,000		$ 80,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001						$ 0.0001
Common Stock, Shares, Issued | shares				1,537,500		1,537,500						0
Common stock, exchange ratio								2.07188599
Stock redeemed during the period, shares | shares				5,159,287
Redemption price per share | $ / shares				$ 10.07
Stock redeemed during the period, value			$ (57,457,258)	$ 51,978,834		$ (57,500,000)
Common Stock, Shares, Outstanding | shares				1,537,500		1,537,500						0
Private Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares) | shares						10
Subsequent Event [Member]
Organization and Business Operations (Details) [Line Items]
Working capital											300,000
Peak Bio Company Limited [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Shares, Outstanding | shares				17,295,044
Percentage of shares holding				86.22%
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Working capital										$ 100,000
Common Stock, Shares, Outstanding | shares				1,514,700
Percentage of shares holding				7.60%
Sponsor [Member] | Subsequent Event [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Shares, Issued | shares							77,200
Directors And Executive Officers [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Shares, Outstanding | shares				9,378,710
Percentage of shares holding				46.70%
Business Agreement [Member]
Organization and Business Operations (Details) [Line Items]
Purchase of shares (in Shares) | shares				1,750,967
Common Stock, Par or Stated Value Per Share (in Dollars per share) | ₩ / shares									₩ 500
Common Stock, Shares, Issued | shares				20,058,486				17,295,044
Common Stock, Shares, Outstanding | shares				20,058,486
Percentage of common shares outstanding				86.22%
Business Agreement [Member] | PIPE Investment [Member]
Organization and Business Operations (Details) [Line Items]
Common Stock, Shares, Issued | shares				635,229
Class of warrant or right issued | shares				445,545
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares) | shares		5,000,000
Share price per units (in Dollars per share) | $ / shares		$ 10
Gross proceeds from Initial public offering		$ 50,000,000
Share price (in Dollars per share) | $ / shares	$ 11.5	$ 11.5
Working capital				$ 400,000							$ 300,000
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares		$ 10
Number of shares issue (in Shares) | shares	150,000	2,350,000
Share price (in Dollars per share) | $ / shares	$ 1	$ 1
Proceeds from private placement	$ 150,000	$ 2,350,000
Underwriters [Member]
Organization and Business Operations (Details) [Line Items]
Share price per units (in Dollars per share) | $ / shares	$ 10
Number of shares issue (in Shares) | shares	750,000
Gross proceeds from underwriters	$ 7,500,000
Public Shares [Member]
Organization and Business Operations (Details) [Line Items]
Company's obligation to redeemed, percentage		100.00%				100.00%